Subsequent Events (Details) - USD ($) $ in Millions	Nov. 27, 2024	Nov. 26, 2024	Nov. 08, 2024
Subsequent Events (Details) [Line Items]
Preferred Stock, Liquidation Preference, Value			$ 53.5
Memorandum of Understanding [Member]
Subsequent Events (Details) [Line Items]
Notes Payable	$ 3.7		19.0
Debt and Equity Settlement, Consideration to be Paid		$ 12.8	$ 16.5
Remaining principal balance	$ 3.7